Vendor Payables in Trust (Details) - FF Intelligent Mobility Global Holdings Ltd [Member]			1 Months Ended	3 Months Ended	6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 07, 2021 USD ($)	Jun. 04, 2021 USD ($)	Jun. 30, 2021 USD ($) shares	Jun. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Jun. 09, 2021 USD ($)	Jan. 13, 2021	Apr. 29, 2019
Vendor Payables in Trust (Details) [Line Items]
Vendor trust principal balance							6.00%	6.00%			14.00%
Gain from forgiveness of interests in vendor trust					$ (1,309)	$ (314)		$ 2,107
Shares issued from conversion (in Shares) | shares								25,000,000
Operating cash outflow								$ 174,000
Financing cash inflow									115,900,000
Trade payable							$ 111,574,000	111,574,000	115,900,000
Vendor trust accrued interest								11,840,000	4,638,000
Aggregate payments									4,500,000
Goods and services								25,000,000.0
Extinguishment								1,812,000
Interest expense								462,000
Net carrying value								110,224,000
Fair value hierarchy, Vendor trust			$ 105,863,000	$ 105,863,000	105,863,000		127,130,000	127,130,000
Convertible Debt [Member]
Vendor Payables in Trust (Details) [Line Items]
Outstanding principal	$ 17,457,000									$ 10,000,000
Number of vendors	2
Payments to settle debt	$ 5,367,000		$ 28,355,000
Shares issued from conversion (in Shares) | shares			10,456,642
Fair Value, Inputs, Level 3 [Member]
Vendor Payables in Trust (Details) [Line Items]
Fair value hierarchy, Vendor trust							109,762,000	109,762,000	$ 112,488,000
Vendor Trust [Member] | Convertible Debt [Member]
Vendor Payables in Trust (Details) [Line Items]
Vendor trust principal balance												6.00%
Outstanding principal			$ 109,565,000	109,565,000	109,565,000		111,574,000	111,574,000
Accrued interest			13,358,000	13,358,000	13,358,000		11,840,000	11,840,000
Purchase orders included					8,380,000		25,000,000
Interest expense				679,000	1,350,000
Carrying value			109,574,000	109,574,000	109,574,000		110,224,000	110,224,000
Principal amounts converted or repaid		$ 14,166,000
Vendor Trust [Member] | Fair Value, Inputs, Level 3 [Member] | Convertible Debt [Member]
Vendor Payables in Trust (Details) [Line Items]
Vendor trust, fair value			$ 117,575,000	$ 117,575,000	$ 117,575,000		$ 109,762,000	$ 109,762,000
Vendor Trust, Services Performed [Member] | Convertible Debt [Member]
Vendor Payables in Trust (Details) [Line Items]
Principal amounts converted or repaid		1,901,000
Gain from forgiveness of interests in vendor trust		$ 1,731,000